Retirement Benefit Plans - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Surplus(deficit)of plan	$ 134	$ 44
Expected contribution to defined benefit pension plans for the next annual reporting period	22
Defined contribution expense	$ 47	44
Non-Pension Post-Retirement Benefit [member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of the defined benefit obligation	16 years
Non-Pension Post-Retirement Benefit [member] | British Columbia [member] | Medical Services Plan Premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Effect from change in financial assumptions	$ 19	$ 104
Defined Benefit Pension Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of the defined benefit obligation	14 years